Stock-based Compensation - Inducement Plan (Details) - Inducement Plan	1 Months Ended	12 Months Ended
	Jan. 31, 2020 installment	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award
Period from date of termination that any vested options shall expire	90 days
Expiration period	10 years
Unrecognized compensation expense related to unvested options | $		$ 235,087
Period for unrecognized compensation expense related to unvested options yet has not been recognized		3 months 18 days
Shares available for future grants		299,108
Common stock shares issued			100,960
Fair value of shares vested | $		$ 919,184	$ 601,586
Options granted		130,000
Options exercised		0	0
Stock options vesting based on performance | Newly hired employees
Share-based Compensation Arrangement by Share-based Payment Award
Maximum fair value of option excluded from the unrecognized compensation expense | $		$ 825,353
Options granted		584,200
Upon first anniversary of start date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage	0.25%
Each month after the first anniversary
Share-based Compensation Arrangement by Share-based Payment Award
Number of monthly installments | installment	36
Increase in number of shares of common stock		3,000,000